Estimated Future Amortization Expense of Licensed Computer Software, Software Development Costs and Acquisition Technology Intangibles (Detail) (Computer Software, Intangible Asset, USD $)
In Thousands, unless otherwise specified
12 Months Ended
Dec. 31, 2011
Licensed computer software
Finite-Lived Intangible Assets [Line Items]
2012	$ 38,573
2013	30,891
2014	22,125
2015	15,287
2016	6,349
Software development costs
Finite-Lived Intangible Assets [Line Items]
2012	38,456
2013	14,968
2014	11,135
2015	7,302
2016	1,892
Acquisition technology intangibles
Finite-Lived Intangible Assets [Line Items]
2012	9,319
2013	7,665
2014	5,873
2015	2,828
2016	$ 1,359